Research and Development Revenue	12 Months Ended
Dec. 31, 2023
Research and Development Revenue [Abstract]
RESEARCH AND DEVELOPMENT REVENUE

5. RESEARCH AND DEVELOPMENT REVENUE

For the years ended December 31, 2023 and 2022, the Company’s revenues disaggregated by the major sources was as follows (in thousands):

	Year Ended December 31,
	2023	2022
BARDA	$17,027	$24,827
Other U.S governmental authorities	1,029	541
Total revenue	$18,056	$25,368